Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Long Term Debt [Abstract]
2016	$ 250,000
2017	0
2018	7,301
2019	400,000
2020	500,000
2021 and after	$ 163,164